AVAILABLE FOR SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 41,657	$ 41,015
Gross unrealized gain	166	71
Gross unrealized loss	(68)	(372)
Fair value	41,755	40,714
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	21,845	10,750
Gross unrealized gain	77	30
Gross unrealized loss		(15)
Fair value	21,922	10,765
Matures within one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,499	3,542
Gross unrealized gain	12
Gross unrealized loss
Fair value	5,511	3,542
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,825	997
Gross unrealized gain	58	3
Gross unrealized loss
Fair value	14,883	1,000
Matures within one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,521	6,211
Gross unrealized gain	7	27
Gross unrealized loss		(15)
Fair value	1,528	6,223
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,812	30,265
Gross unrealized gain	89	41
Gross unrealized loss	(68)	(357)
Fair value	19,833	29,949
Matures after one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,765	6,421
Gross unrealized gain	6	16
Gross unrealized loss		(12)
Fair value	3,771	6,425
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,790	13,550
Gross unrealized gain	20	25
Gross unrealized loss	(24)	(122)
Fair value	5,786	13,453
Matures after one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,257	10,294
Gross unrealized gain	63
Gross unrealized loss	(44)	(223)
Fair value	$ 10,276	$ 10,071